Segment Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting
3	SEGMENT REPORTING
For the years ended December 31, 2019, 2020 and 2021, the Group had three operating segments, including central laboratory business, in-hospital
business and pharma research and development services. The operating segments also represented the reporting segments. The Group’s CODM assesses the performance of the operating segments based on the measures of revenues, cost of revenue and gross profit by central laboratory business, in-hospital
business and pharma research and development services. Other than the information provided below, the CODM does not use any other measures by segments.
Summarized information by segments for the years ended December 31, 2019, 2020 and 2021 is as follows:

	For the year ended December 31, 2019
	Central laboratory business	In- hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	276,254	(1,476)	17,745	292,523
Revenues from sales of products	—	89,154	—	89,154

Total revenues	276,254	87,678	17,745	381,677

Cost of revenues:	(73,689)	(29,506)	(5,148)	(108,343)

Gross profit	202,565	58,172	12,597	273,334

	For the year ended December 31, 2020
	Central laboratory business	In- hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	297,342	(847)	14,689	311,184
Revenues from sales of products	—	118,719	—	118,719

Total revenues	297,342	117,872	14,689	429,903

Cost of revenues:	(73,960)	(35,849)	(6,172)	(115,981)

Gross profit	223,382	82,023	8,517	313,922

	For the year ended December 31, 2021
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB	US$
Revenues:
Revenues from services	319,353	(281)	23,393	342,465	53,740
Revenues from sales of products	—	165,397	—	165,397	25,954

Total revenues	319,353	165,116	23,393	507,862	79,694

Cost of revenues:	(81,088)	(50,315)	(12,313)	(143,716)	(22,553)

Gross profit	238,265	114,801	11,080	364,146	57,141

Geographic information
The analysis of the total long-lived assets excluding equity method investment
,
 long-term investment
s
, deferred tax assets and intangible assets by country was as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
PRC	106,087	405,544	63,639
United States	28,415	46,037	7,224

	134,502	451,581	70,863